Schedule of lease obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Lease obligations	$ 515
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease obligations	334
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	128
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	15
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	17
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Lease obligations	18
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Lease obligations	$ 3